Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Reclassification in financial result			€ 10
Reclassification in operating income for the period			(3)
Reclassification in initial carrying amount of hedged item			(11)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	€ 328	€ (160)
Carrying amount - asset	557	353
Carrying amount - liability	(229)	(513)
Change in cash flow hedge reserve	144	(67)
Gain (loss) recognized in other comprehensive income	179	(53)
Reclassification in financial result	(38)	(22)
Reclassification in operating income for the period	1	(1)
Reclassification in initial carrying amount of hedged item	2	9
Cash flow hedge reserve	(123)	(267)
o/w related to unmatured hedging instruments	(542)	(721)	686
o/w related to discontinued hedges	418	454	€ (486)
Currency swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	554	351
Carrying amount - liability	(190)	(479)
Change in cash flow hedge reserve	148	(83)
Gain (loss) recognized in other comprehensive income	184	(45)
Reclassification in financial result	(36)	(38)
Cash flow hedge reserve	(95)	(245)
o/w related to unmatured hedging instruments	(513)	(696)
o/w related to discontinued hedges	418	451
Forward foreign exchange swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	2	2
Carrying amount - liability	(3)	0
Change in cash flow hedge reserve	(10)	(7)
Gain (loss) recognized in other comprehensive income	(12)	(15)
Reclassification in financial result	(1)
Reclassification in operating income for the period	1	(1)
Reclassification in initial carrying amount of hedged item	2	9
Cash flow hedge reserve	(6)	3
o/w related to unmatured hedging instruments	(6)	3
o/w related to discontinued hedges		0
Interest rate swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	1
Carrying amount - liability	(36)	(34)
Change in cash flow hedge reserve	7	23
Gain (loss) recognized in other comprehensive income	7	7
Reclassification in financial result	(1)	16
Cash flow hedge reserve	(22)	(25)
o/w related to unmatured hedging instruments	€ (22)	(28)
o/w related to discontinued hedges		€ 3